COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

13.	COMMITMENTS AND CONTINGENCIES

Leases

ASC 842, “Leases”, requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. The Company adopted ASC 842, January 1, 2020, using the effective date method and elected certain practical expedients allowing the Company not to reassess:

•	whether expired or existing contracts contain leases under the new definition of a lease;

•	lease classification for expired or existing leases; and

•	whether previously capitalized initial direct costs would qualify for capitalization under Topic 842.

The Company also made the accounting policy decision not to recognize lease assets and liabilities for leases with a term of 12 months or less.

The Company leases eleven medical facilities and one vehicle as operating leases as of December 31, 2025. The Company recorded operating lease expenses of $449,796 and $447,402 for the years ended December 31, 2025 and 2024, respectively.

The Company has operating leases with future commitments as follows:

Amount
2026	$187,871
2027	43,892
Total Future Undiscounted Lease Payments	231,763
Less imputed interest	(10,263)
Total lease obligations	$221,500

The following table summarizes supplemental information about the Company’s leases:

Weighted-average remaining lease term	1.22 years
Weighted-average discount rate	7.29%

Employees

In connection with separate employment agreements and related addendums with Alex Cunningham, the Company’s Chairman, President and Chief Executive Officer, and Daniel Thompson, the Company’s former Chairman, from time to time the Company accrued each of their respective compensation elements at their election rather than pay them in cash to Accrued expenses - related parties in the Company’s consolidated balance sheet. The total outstanding accrued compensation as of December 31, 2025 and 2024 for Alex Cunningham was $2,163,000 and $2,215,500, respectively, and for Daniel Thompson was $2,237,167 and $2,320,500, respectively, all of which is included in Accrued expenses – related parties in the consolidated balance sheets as of December 31, 2025 and 2024, respectively. The total interest accrued as of December 31, 2025 was $111,588 for Alex Cunningham, and $117,014 for Daniel Thompson. See also Note 7. Notes and Loans Payable and Note 17. Subsequent Events.